Commitments, Guarantees and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Contractual Commitments
Less than 1 year	$ 3,031,000,000
For 2-3 years	4,131,000,000
For 4-5 years	2,791,000,000
After 5 years	4,174,000,000
Total Contractual Commitments	14,127,000,000
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Amount paid for civil penalty	51,000,000		0		0
Disposal, Assessed Fees and Related Interest	265,000,000	[1]	265,000,000	[1]
Litigation Reserve	0		448,000,000
Impact Of Boa Settlement [Abstract]
Gain on Settlement with BOA and Enron	(51,000,000)		0		0
Settlement of Litigation with BOA and Enron	(211,000,000)		0		0
Acquisition of Cushion Gas from BOA	(214,000,000)		0		0
Letters of Credit [Member ]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Credit Facilities, Total	3,250,000,000
Letters of Credit Limit	1,350,000,000
Replacement Credit Facility	1,750,000,000
Maximum Future Payments for Letters of Credit	134,000,000
Terminated Credit Agreement	478,000,000
Variable Rate PCBs Supported	472,000,000
Remarketed PCBs	357,000,000
Bilateral Letters of Credit	361,000,000
Remaining PCBs Held in Trust	115,000,000
Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	2,867,000,000	[2]
For 2-3 years	3,918,000,000	[2]
For 4-5 years	2,574,000,000	[2]
After 5 years	3,108,000,000	[2]
Total Contractual Commitments	12,467,000,000	[2]
Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	104,000,000	[3]
For 2-3 years	213,000,000	[3]
For 4-5 years	217,000,000	[3]
After 5 years	1,066,000,000	[3]
Total Contractual Commitments	1,600,000,000	[3]
Construction Contracts for Capital Assets [Member]
Contractual Commitments
Less than 1 year	60,000,000	[4]
For 2-3 years	0	[4]
For 4-5 years	0	[4]
After 5 years	0	[4]
Total Contractual Commitments	60,000,000	[4]
Construction [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Estimated Construction Expenditures for 2012	3,100,000,000
Southwestern Electric Power Co [Member] | Guarantees of Third Party Obligations [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Estimated Final Cost Mine Reclamation	58,000,000
Total Amount Collected through a Rider for Final Mine Closure and Reclamation Costs	54,000,000
Amount Collected through a Rider for Final Mine Closure - Other Current Liabilities	2,000,000
Amount Collected through a Rider for Final Mine Closure - Other Liabilities Noncurrent	22,000,000
Amount Collected through a Rider for Final Mine Closure - ARO Noncurrent	30,000,000
Southwestern Electric Power Co [Member] | Original [Member] | Guarantees of Third Party Obligations [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Guarantees of Mine Reclamation, Amount	65,000,000
Southwestern Electric Power Co [Member] | Expanded [Member] | Guarantees of Third Party Obligations [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Guarantees of Mine Reclamation, Amount	100,000,000
AEP Generating Co [Member] | Letters of Credit [Member ]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Remarketed PCBs	45,000,000
Bilateral Letters of Credit	46,000,000
Alaskan Villages' Claims [Member] | From [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Amount Required for Relocation of the Village	95,000,000
Alaskan Villages' Claims [Member] | To [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Amount Required for Relocation of the Village	400,000,000
Comprehensive Environmental Response Compensation and Liabilities Act and State Remediation [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Expense Recorded Due to Remediation Work Remaining Provision	10,000,000
Amos Plant Enforcement Proceedings [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Proposed State Civil Penalty for Violation of Reporting Requirements	240,000
Amount Paid to Settle State Environmental Claim	75,000
Proposed Civil Penalty for Violation of Federal Reporting Requirements	300,000
Amount Paid to Settle Federal Claims	36,000
Decommissioning and Low Level Waste Accumulation Disposal [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Cost of Decommissioning and Disposal of Radioactive Waste Minimum	831,000,000
Cost of Decommissioning and Disposal of Radioactive Waste Maximum	1,500,000,000
Amount Recovered in Rates for Decommissioning Costs	14,000,000		14,000,000		16,000,000
Decommissioning Trust Assets Amount	1,300,000,000		1,200,000,000
Nuclear Incident Liability [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Insurance Coverage for Property Damage, Decommissioning and Decontamination	1,800,000,000
Purchases Coverage for Property Damage, Decommissioning and Decontamination	1,000,000,000
Contingent Financial Obligation for Mutual Iinsurance	41,000,000
Insurance Protection for Public Liability Arising from a Nuclear Incident	12,600,000,000
Commercially Available Insurance	375,000,000
Remainder of the Liability Provided by a Deferred Premium Assessment	117,500,000
Deferred Premium Assessment Annual Payment	17,500,000
Assessed Amount per Nuclear Incident	235,000,000
Annual Installments	35,000,000
Commercially Available Insurance for Catastrophic Nature	375,000,000
Liability Coverage Under the Price-Anderson Act	12,200,000,000
Cook Plant Unit 1 Fire and Shutdown [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Estimated Repair of the Property Damage and Rotor Replacement Cost	400,000,000
Recoverable Amount Under the Property Insurance Policy	64,000,000
Received Partial Payments for the Cost Incurred to Repair Property Damage	203,000,000
Insurance Recovery Recorded in Revenues during the Outage Period					185,000,000
Reduced Customer Bills for Cost of Replacement Power					78,000,000
Fort Wayne Lease [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Payment Amount for Fort Wayne Lease Dispute Settlement	39,000,000
Number of Years to Pay the Fort Wayne Lease Dispute Settlement Amount	15
Enron Bankruptcy [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Settlement of BOA Litigation	425,000,000
Amount paid for civil penalty	51,000,000
Exclusive Right to Use Cushion Gas, in billion cubic feet	55
Attorneys' Fees to BOA	20,000,000
Payment to BOA after Court Judgement	346,000,000
Deferred Gain on the 2005 Sale of Houston Pipeline Company	380,000,000
Sale Price of Houston Pipeline Company in 2005	1,000,000,000
Payment to Settle BOA Litigation	425,000,000
Pretax Gain On BOA Settlement	51,000,000
Net Loss Recognized on BOA Settlement	22,000,000
Capital Loss Valuation Allowance On Settlement	56,000,000
Impact Of Boa Settlement [Abstract]
Other Operation Expense - Pretax Gain on Settlement	51,000,000
Income Tax Expense	73,000,000
Net Loss After Tax on BOA and Enron Settlement	(22,000,000)
Net Income - Loss on Settlement with BOA and Enron	(22,000,000)
Deferred Income Taxes	91,000,000
Gain on Settlement with BOA and Enron	(51,000,000)
Settlement of Litigation with BOA and Enron	(211,000,000)
Accrued Taxes, Net	(18,000,000)
Acquisition of Cushion Gas from BOA	(214,000,000)
Cash Paid	(425,000,000)
Deferred Charges and Other Noncurrent Assets - Gas Acquired	214,000,000
Deferred Credits and Other Noncurrent Liabilities - Gas Service Liability	187,000,000
Accrued Taxes - Tax Benefit on Settlement with BOA and Enron	18,000,000
Deferred Income Taxes - Deferred Tax Benefit on Gas Service Liability	66,000,000
SNF Disposal [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Trust Fund Assets One Time Fee Obligation For Nuclear Fuel Disposition	308,000,000		307,000,000
Recovery of Spent Nuclear Fuel Storage Costs	$ 14,000,000

[1]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 5).
[2]	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.
[3]	Represents contractual commitments for energy and capacity purchase contracts.
[4]	Represents only capital assets for which we have signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.